TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus dated May 1, 2016, as supplemented and the

Currently Effective Statement of Additional Information dated May 1, 2016, as amended and restated on July 1, 2016

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Transamerica PineBridge Inflation Opportunities VP

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for the Transamerica PineBridge Inflation Opportunities VP relating to PineBridge Investments LLC under the section entitled  “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager:

Management:

Investment Adviser:     Transamerica Asset Management, Inc.

Sub-Adviser:     PineBridge Investments LLC

Portfolio Managers:
Robert A. Vanden Assem, CFA	Co-Portfolio Manager	since 2014
Roberto Coronado	Co-Portfolio Manager	since 2016

The following replaces the information in the Prospectus relating to PineBridge Investments LLC under the section entitled  “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Co-Portfolio Manager of the portfolio since 2014; Employee of PineBridge Investments LLC since 2001; Managing Director and Head of Investment Grade Fixed Income
Roberto Coronado	PineBridge Investments LLC	Co-Portfolio Manager of the portfolio since 2016; Employee of PineBridge Investments LLC since 2014; Senior Vice President and Senior Portfolio Manager of Investment Grade Fixed Income

The following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – PineBridge Investments LLC (“PineBridge”)”:

Transamerica PineBridge Inflation Opportunities VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Robert A. Vanden Assem, CFA	10	$3.99 billion	66	$3.40 billion	40	$11.11 billion
Roberto Coronado	4	$1.06 billion	3	$491 million	1	$67 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Robert A. Vanden Assem, CFA	0	$0	0	$0	0	$0
Roberto Coronado	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

November 4, 2016